Offerings	Jun. 10, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit | $ / shares	0
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note	Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also includes additional shares of common stock issuable upon stock splits, stock dividends or similar transactions. These offered securities may be sold separately, together or as units with other offered securities. An unspecified number of securities or aggregate principal amount, as applicable, is being registered as may from time to time be offered at unspecified prices.Pursuant to Rule 457(o) under the Securities Act, which permits the registration fee to be calculated on the basis of the maximum offering price of all the securities listed, the table does not specify by each class information as to the amount to be registered, proposed maximum offering price per unit or proposed maximum aggregate offering price. The aggregate public offering price of securities sold by the Registrant (including newly listed securities and carry-forward securities) will not exceed $100,000,000.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Preferred Stock, $0.0001 par value per share
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit | $ / shares	0
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note	Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also includes additional shares of common stock issuable upon stock splits, stock dividends or similar transactions. These offered securities may be sold separately, together or as units with other offered securities. An unspecified number of securities or aggregate principal amount, as applicable, is being registered as may from time to time be offered at unspecified prices. Pursuant to Rule 457(o) under the Securities Act, which permits the registration fee to be calculated on the basis of the maximum offering price of all the securities listed, the table does not specify by each class information as to the amount to be registered, proposed maximum offering price per unit or proposed maximum aggregate offering price. The aggregate public offering price of securities sold by the Registrant (including newly listed securities and carry-forward securities) will not exceed $100,000,000.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Debt Securities
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit | $ / shares	0
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note	Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also includes additional shares of common stock issuable upon stock splits, stock dividends or similar transactions. These offered securities may be sold separately, together or as units with other offered securities. An unspecified number of securities or aggregate principal amount, as applicable, is being registered as may from time to time be offered at unspecified prices. Pursuant to Rule 457(o) under the Securities Act, which permits the registration fee to be calculated on the basis of the maximum offering price of all the securities listed, the table does not specify by each class information as to the amount to be registered, proposed maximum offering price per unit or proposed maximum aggregate offering price. The aggregate public offering price of securities sold by the Registrant (including newly listed securities and carry-forward securities) will not exceed $100,000,000.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Warrants
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit | $ / shares	0
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note	Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also includes additional shares of common stock issuable upon stock splits, stock dividends or similar transactions. These offered securities may be sold separately, together or as units with other offered securities. An unspecified number of securities or aggregate principal amount, as applicable, is being registered as may from time to time be offered at unspecified prices. Pursuant to Rule 457(o) under the Securities Act, which permits the registration fee to be calculated on the basis of the maximum offering price of all the securities listed, the table does not specify by each class information as to the amount to be registered, proposed maximum offering price per unit or proposed maximum aggregate offering price. The aggregate public offering price of securities sold by the Registrant (including newly listed securities and carry-forward securities) will not exceed $100,000,000.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Subscription Rights
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit | $ / shares	0
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note	Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also includes additional shares of common stock issuable upon stock splits, stock dividends or similar transactions. These offered securities may be sold separately, together or as units with other offered securities. An unspecified number of securities or aggregate principal amount, as applicable, is being registered as may from time to time be offered at unspecified prices. Pursuant to Rule 457(o) under the Securities Act, which permits the registration fee to be calculated on the basis of the maximum offering price of all the securities listed, the table does not specify by each class information as to the amount to be registered, proposed maximum offering price per unit or proposed maximum aggregate offering price. The aggregate public offering price of securities sold by the Registrant (including newly listed securities and carry-forward securities) will not exceed $100,000,000.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Units
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit | $ / shares	0
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note	Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also includes additional shares of common stock issuable upon stock splits, stock dividends or similar transactions. These offered securities may be sold separately, together or as units with other offered securities. An unspecified number of securities or aggregate principal amount, as applicable, is being registered as may from time to time be offered at unspecified prices. Pursuant to Rule 457(o) under the Securities Act, which permits the registration fee to be calculated on the basis of the maximum offering price of all the securities listed, the table does not specify by each class information as to the amount to be registered, proposed maximum offering price per unit or proposed maximum aggregate offering price. The aggregate public offering price of securities sold by the Registrant (including newly listed securities and carry-forward securities) will not exceed $100,000,000.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Security Class Title	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 100,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 15,310.00
Offering Note	Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also includes additional shares of common stock issuable upon stock splits, stock dividends or similar transactions. These offered securities may be sold separately, together or as units with other offered securities. An unspecified number of securities or aggregate principal amount, as applicable, is being registered as may from time to time be offered at unspecified prices. Pursuant to Rule 457(o) under the Securities Act, which permits the registration fee to be calculated on the basis of the maximum offering price of all the securities listed, the table does not specify by each class information as to the amount to be registered, proposed maximum offering price per unit or proposed maximum aggregate offering price. The aggregate public offering price of securities sold by the Registrant (including newly listed securities and carry-forward securities) will not exceed $100,000,000.